Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$808,344.78

Principal:
Principal Collections	$11,568,324.76
Prepayments in Full	$6,804,399.94
Liquidation Proceeds	$64,906.21
Recoveries	$28,965.95
Sub Total	$18,466,596.86
Collections:	$19,274,941.64

Purchase Amounts:
Purchase Amounts Related to Principal	$33,222.77
Purchase Amounts Related to Interest	$261.13
Sub Total	$33,483.90

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,308,425.54

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,308,425.54
Servicing Fee	$292,149.96	$292,149.96	$0.00	$0.00	$19,016,275.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,016,275.58
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$19,016,275.58
Interest - Class A-3 Notes	$168,012.24	$168,012.24	$0.00	$0.00	$18,848,263.34
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$18,768,725.84
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,768,725.84
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$18,725,556.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,725,556.26
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$18,676,579.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,676,579.93
Regular Principal Payment	$17,196,162.81	$17,196,162.81	$0.00	$0.00	$1,480,417.12
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,480,417.12
Residual Released to Depositor	$0.00	$1,480,417.12	$0.00	$0.00	$0.00
Total		$19,308,425.54

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,196,162.81
Total					$17,196,162.81
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,196,162.81	$54.68	$168,012.24	$0.53	$17,364,175.05	$55.21
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$17,196,162.81	$20.43	$339,695.65	$0.40	$17,535,858.46	$20.83

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$193,860,273.78	0.6164079	$176,664,110.97	0.5617301
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$306,670,273.78	0.3642987	$289,474,110.97	0.3438711

Pool Information
Weighted Average APR	2.858%	2.851%
Weighted Average Remaining Term	36.75	35.96
Number of Receivables Outstanding	18,448	17,905
Pool Balance	$350,579,954.50	$331,961,972.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$323,506,683.16	$306,310,520.35
Pool Factor	0.3834854	0.3631199

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$25,651,451.99
Targeted Overcollateralization Amount	$42,487,861.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$42,487,861.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	23

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	28	$147,128.48
(Recoveries)	23	$28,965.95
Net Loss for Current Collection Period		$118,162.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.4045%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1040%
Second Prior Collection Period			-0.0088%
Prior Collection Period			0.1890%
Current Collection Period			0.4155%
Four Month Average (Current and Prior Three Collection Periods)			0.1749%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1182	$2,648,728.49
(Cumulative Recoveries)			$692,362.09
Cumulative Net Loss for All Collection Periods			$1,956,366.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2140%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,240.89
Average Net Loss for Receivables that have experienced a Realized Loss			$1,655.13

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.14%	152	$3,798,928.44
61-90 Days Delinquent	0.06%	10	$202,719.32
91-120 Days Delinquent	0.04%	3	$127,653.18
Over 120 Days Delinquent	0.04%	2	$147,566.32
Total Delinquent Receivables	1.29%	167	$4,276,867.26
Repossession Inventory:
Repossessed in the Current Collection Period		3	$76,241.42
Total Repossessed Inventory		6	$153,904.40

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.1217%
Prior Collection Period		0.0976%
Current Collection Period		0.0838%
Three Month Average		0.1010%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.1440%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	March 2022
Payment Date	4/15/2022
Transaction Month	23

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	28	$709,419.26
2 Months Extended	48	$1,176,854.46
3+ Months Extended	4	$90,520.90

Total Receivables Extended	80	$1,976,794.62

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer